Related Party Transactions - Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total	$ 2	$ 149	$ 168	$ 462	$ 620	$ 571
Expenses under MOU
Related Party Transaction [Line Items]
Total		125		375	500	422
License expenses
Related Party Transaction [Line Items]
Total		20	85	70	92	110
Other
Related Party Transaction [Line Items]
Total	$ 2	$ 4	$ 83	$ 17	$ 28	$ 39